UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta Retirement Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 116.3%

Equity Funds — 48.4%
iShares Core MSCI Emerging Markets ETF	4,300	$232,630
iShares Edge MSCI Min Vol EAFE ETF	16,788	1,226,028
iShares Edge MSCI Min Vol Emerging Markets ETF	3,100	185,628
iShares Edge MSCI Min Vol USA ETF (a)	54,037	2,967,172
iShares Edge MSCI Multifactor International ETF	54,474	1,543,248
iShares Edge MSCI Multifactor USA ETF	110,323	3,638,453
iShares Edge MSCI Multifactor USA Small-Cap ETF	21,850	940,205
iShares Global REIT ETF	9,090	235,340

		10,968,704

Fixed Income Funds — 53.8%
BlackRock Total Factor Fund, Class K	339,701	3,458,153
iShares Edge High Yield Defensive Bond ETF	14,940	741,472
iShares Edge Investment Grade Enhanced Bond ETF (a)	140,200	6,768,856
iShares TIPS Bond ETF	10,941	1,223,641

		12,192,122

Short-Term Securities — 14.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (b)	56,120	56,120
SL Liquidity Series LLC, Money Market Series, 2.21% (b)(c)	3,141,187	3,141,501

		3,197,621

Total Affiliated Investment Companies — 116.3% (Cost: $25,013,179)		26,358,447
Liabilities in Excess of Other Assets — (16.3)%		(3,686,715)

Net Assets — 100.0%		$22,671,732

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	99,722	—		(43,602	)(b)	56,120	$56,120	$456		$—	$—
BlackRock Total Factor Fund, Class K	—	373,374		(33,673)		339,701	3,458,153	—		(2,919)	10,572
iShares 20+ Year Treasury Bond ETF	16,154	1,615		(17,769)		—	—	20,830		14,614	(57,090)
iShares Core MSCI Emerging Markets ETF	—	5,200		(900)		4,300	232,630	1,900		(1,834)	(16,459)
iShares Edge High Yield Defensive Bond ETF	—	15,600		(660)		14,940	741,472	14,468		(281)	(78)
iShares Edge Investment Grade Enhanced Bond ETF	—	148,800		(8,600)		140,200	6,768,856	83,014		(7,149)	(77,341)
iShares Edge MSCI Min Vol EAFE ETF	68,008	3,780		(55,000)		16,788	1,226,028	52,367		581,429	(480,438)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	3,700		(600)		3,100	185,628	1,635		(1,025)	(7,349)
iShares Edge MSCI Min Vol USA ETF	93,562	9,775		(49,300)		54,037	2,967,172	60,018		325,900	(82,106)
iShares Edge MSCI Multifactor International ETF	104,374	6,600		(56,500)		54,474	1,543,248	75,182		313,566	(304,705)
iShares Edge MSCI Multifactor USA ETF	1,400	132,223		(23,300)		110,323	3,638,453	16,774		14,220	164,016
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,100	900		(5,150)		21,850	940,205	8,061		33,670	71,762
iShares Edge U.S. Fixed Income Balanced Risk ETF .	73,740	6,600		(80,340)		—	—	69,378		(84,260)	(138,199)
iShares Global REIT ETF	21,340	1,550		(13,800)		9,090	235,340	14,550		3,489	(5,853)
iShares TIPS Bond ETF	16,646	5,080		(10,785)		10,941	1,223,641	33,411		(7,381)	(20,316)
SL Liquidity Series, LLC, Money Market Series	—	3,141,187	(c)	—		3,141,187	3,141,501	2,633	(d)	(369)	(16)

							$26,358,447	$454,677		$1,181,670	$(943,600)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund

(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$10,968,704	$—	$—	$10,968,704
Fixed Income Funds(a)	12,192,122	—	—	12,192,122
Short-Term Securities	56,120	—	—	56,120

Subtotal	$23,216,946	$—	$—	$23,216,946

Investments Valued at NAV(b)				3,141,501

Total Investments				$26,358,447

(a)	See above Schedule of Investments for values in each security type.
(b)	As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.6%

Equity Funds — 58.6%
iShares Core MSCI Emerging Markets ETF	8,500	$459,850
iShares Edge MSCI Min Vol EAFE ETF	15,975	1,166,654
iShares Edge MSCI Min Vol Emerging Markets ETF	3,000	179,640
iShares Edge MSCI Min Vol USA ETF	48,850	2,682,354
iShares Edge MSCI Multifactor International ETF	91,712	2,598,201
iShares Edge MSCI Multifactor USA ETF	177,124	5,841,550
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,712	848,207
iShares Global REIT ETF	36,094	934,474

		14,710,930

Fixed Income Funds — 41.7%
BlackRock Total Factor Fund, Class K	370,925	3,776,020
iShares Edge High Yield Defensive Bond ETF	11,200	555,856
iShares Edge Investment Grade Enhanced Bond ETF	109,240	5,274,107
iShares TIPS Bond ETF	7,843	877,161

		10,483,144

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (a)	73,399	73,399

Total Affiliated Investment Companies — 100.6% (Cost: $23,366,139)		25,267,473
Liabilities in Excess of Other Assets — (0.6)%		(142,347)

Net Assets — 100.0%		$25,125,126

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	80,353	—	(6,954	)(b)	73,399	$73,399	$652		$—	$—
BlackRock Total Factor Fund, Class K	—	395,510	(24,584)		370,926	3,776,020	—		(1,042)	12,062
iShares 20+ Year Treasury Bond ETF	16,512	2,250	(18,762)		—	—	20,047		25,945	(57,584)
iShares Core MSCI Emerging Markets ETF	—	8,800	(300)		8,500	459,850	3,491		(1,608)	(30,567)
iShares Edge High Yield Defensive Bond ETF	—	11,600	(400)		11,200	555,856	10,785		(136)	(79)
iShares Edge Investment Grade Enhanced Bond ETF	—	113,640	(4,400)		109,240	5,274,107	61,181		(3,150)	(58,240)
iShares Edge MSCI Min Vol EAFE ETF	79,035	6,740	(69,800)		15,975	1,166,654	55,072		662,776	(548,502)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	3,100	(100)		3,000	179,640	1,482		(385)	(6,657)
iShares Edge MSCI Min Vol USA ETF	99,375	11,075	(61,600)		48,850	2,682,354	57,913		389,753	(153,138)
iShares Edge MSCI Multifactor International ETF	181,012	13,200	(102,500)		91,712	2,598,201	129,236		545,438	(529,547)
iShares Edge MSCI Multifactor USA ETF	71,344	143,880	(38,100)		177,124	5,841,550	42,757		108,523	224,715
iShares Edge MSCI Multifactor USA Small-Cap ETF	24,312	500	(5,100)		19,712	848,207	7,150		28,387	58,806
iShares Edge U.S. Fixed Income Balanced Risk ETF	57,627	4,340	(61,967)		—	—	49,701		(54,105)	(99,494)
iShares Global REIT ETF	66,294	5,300	(35,500)		36,094	934,474	42,551		23,014	779
iShares TIPS Bond ETF	14,513	4,800	(11,470)		7,843	877,161	25,101		(2,998)	(15,241)
SL Liquidity Series, LLC, Money Market Series	281,059	—	(281,059	)(b)	—	—	2,695	(c)	(313)	—

						$25,267,473	$509,814		$1,720,099	$(1,202,687)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$14,710,930	$—	$—	$14,710,930
Fixed Income Funds(a)	10,483,144	—	—	10,483,144
Short-Term Securities	73,399	—	—	73,399

	$25,267,473	$—	$—	$25,267,473

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 110.6%

Equity Funds — 68.2%
iShares Core MSCI Emerging Markets ETF	11,830	$640,003
iShares Edge MSCI Min Vol EAFE ETF	11,264	822,610
iShares Edge MSCI Min Vol Emerging Markets ETF	2,300	137,724
iShares Edge MSCI Min Vol USA ETF (a)	33,846	1,858,484
iShares Edge MSCI Multifactor International ETF	110,760	3,137,831
iShares Edge MSCI Multifactor USA ETF	209,445	6,907,496
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	589,511
iShares Global REIT ETF	51,996	1,346,176

		15,439,835

Fixed Income Funds — 32.6%
BlackRock Total Factor Fund, Class K	320,128	3,258,902
iShares Edge High Yield Defensive Bond ETF	7,000	347,410
iShares Edge Investment Grade Enhanced Bond ETF (a)	68,760	3,319,732
iShares TIPS Bond ETF	3,994	446,689

		7,372,733

Short-Term Securities — 9.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (b)	61,773	61,773
SL Liquidity Series LLC, Money Market Series, 2.21% (b)(c)	2,142,631	2,142,846

		2,204,619

Total Affiliated Investment Companies — 110.6% (Cost: $22,823,483)		25,017,187
Liabilities in Excess of Other Assets — (10.6)%		(2,387,770)

Net Assets — 100.0%		$22,629,417

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	108,965	—		(47,192	)(b)	61,773	$61,773	$544		$—	$—
BlackRock Total Factor Fund, Class K	—	349,732		(29,604)		320,128	3,258,902	—		(2,007)	10,409
iShares 20+ Year Treasury Bond ETF	11,222	1,940		(13,162)		—	—	14,463		9,815	(39,946)
iShares Core MSCI Emerging Markets ETF	—	12,630		(800)		11,830	640,003	4,861		(4,110)	(41,323)
iShares Edge High Yield Defensive Bond ETF	—	7,400		(400)		7,000	347,410	6,933		(198)	(79)
iShares Edge Investment Grade Enhanced Bond ETF	—	72,760		(4,000)		68,760	3,319,732	39,950		(3,332)	(38,619)
iShares Edge MSCI Min Vol EAFE ETF	57,244	6,420		(52,400)		11,264	822,610	38,843		517,145	(433,107)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	2,400		(100)		2,300	137,724	1,125		(418)	(4,769)
iShares Edge MSCI Min Vol USA ETF	77,103	8,743		(52,000)		33,846	1,858,484	45,696		312,951	(153,635)
iShares Edge MSCI Multifactor International ETF	172,660	18,000		(79,900)		110,760	3,137,831	130,842		392,227	(386,983)
iShares Edge MSCI Multifactor USA ETF	131,229	124,116		(45,900)		209,445	6,907,496	64,494		77,349	352,457
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	1,500		(1,500)		13,700	589,511	4,497		5,849	52,964
iShares Edge U.S. Fixed Income Balanced Risk ETF	27,714	2,920		(30,634)		—	—	26,320		(37,067)	(47,373)
iShares Global REIT ETF	79,643	7,770		(35,417)		51,996	1,346,176	57,966		302	16,936
iShares TIPS Bond ETF	8,384	3,560		(7,950)		3,994	446,689	14,043		(5,598)	(6,906)
SL Liquidity Series, LLC, Money Market Series	—	2,142,631	(c)	—		2,142,631	2,142,846	2,135	(d)	(569)	—

							$25,017,187	$452,712		$1,262,339	$(719,974)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund

(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$15,439,835	$—	$—	$15,439,835
Fixed Income Funds(a)	7,372,733	—	—	7,372,733
Short-Term Securities	61,773	—	—	61,773

Subtotal	$22,874,341	$—	$—	$22,874,341

Investments Valued at NAV(b)				2,142,846

Total Investments				$25,017,187

(a)	See above Schedule of Investments for values in each security type.
(b)	As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 105.0%

Equity Funds — 76.6%
iShares Core MSCI Emerging Markets ETF	11,170	$604,297
iShares Edge MSCI Min Vol EAFE ETF	5,450	398,013
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	83,832
iShares Edge MSCI Min Vol USA ETF	16,063	882,019
iShares Edge MSCI Multifactor International ETF	100,409	2,844,587
iShares Edge MSCI Multifactor USA ETF	186,521	6,151,462
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,200	309,816
iShares Global REIT ETF (a)	49,630	1,284,921

		12,558,947

Fixed Income Funds — 23.5%
BlackRock Total Factor Fund, Class K	199,860	2,034,579
iShares Edge High Yield Defensive Bond ETF	3,100	153,853
iShares Edge Investment Grade Enhanced Bond ETF (a)	31,300	1,511,164
iShares TIPS Bond ETF	1,302	145,616

		3,845,212

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (b)	106,153	106,153
SL Liquidity Series LLC, Money Market Series, 2.21% (b)(c)	697,392	697,462

		803,615

Total Affiliated Investment Companies — 105.0% (Cost: $15,357,598)		17,207,774
Liabilities in Excess of Other Assets — (5.0)%		(816,457)

Net Assets — 100.0%		$16,391,317

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	110,667	—	(4,514	)(b)	106,153	$ 106,153	$ 425	$ —	$ —
BlackRock Total Factor Fund, Class K	—	204,492	(4,632)		199,860	2,034,579	—	(209)	6,788
iShares 20+ Year Treasury Bond ETF	7,021	1,450	(8,471)		—	—	8,509	11,940	(23,857)
iShares Core MSCI Emerging Markets ETF	—	11,270	(100)		11,170	604,297	4,671	(536)	(42,565)
iShares Edge High Yield Defensive Bond ETF	—	3,100	—		3,100	153,853	2,793	—	(22)
iShares Edge Investment Grade Enhanced Bond ETF	—	31,800	(500)		31,300	1,511,164	16,810	(368)	(16,048)
iShares Edge MSCI Min Vol EAFE ETF	38,208	4,442	(37,200)		5,450	398,013	22,971	371,469	(313,946)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	1,400	—		1,400	83,832	460	—	(1,772)
iShares Edge MSCI Min Vol USA ETF	55,122	8,641	(47,700)		16,063	882,019	28,627	292,013	(199,365)
iShares Edge MSCI Multifactor International ETF	144,925	14,784	(59,300)		100,409	2,844,587	111,892	309,574	(300,940)
iShares Edge MSCI Multifactor USA ETF	178,171	71,350	(63,000)		186,521	6,151,462	69,239	281,253	150,452
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,000	—	(1,800)		7,200	309,816	2,623	10,199	21,745
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,038	660	(9,698)		—	—	7,894	(9,841)	(14,735)
iShares Global REIT ETF	85,600	11,630	(47,600)		49,630	1,284,921	56,143	27,822	5,630
iShares TIPS Bond ETF	4,207	1,315	(4,220)		1,302	145,616	5,899	(1,241)	(2,810)

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	697,392	(c)	—	697,392	$697,462	$2,667	(d)	$(300)	$—

						$17,207,774	$341,623		$1,291,775	$(731,445)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$12,558,947	$—	$—	$12,558,947
Fixed Income Funds(a)	3,845,212	—	—	3,845,212
Short-Term Securities	106,153	—	—	106,153

Subtotal	$16,510,312	$—	$—	$16,510,312

Investments Valued at NAV(b)				697,462

Total Investments				$17,207,774

(a)	See above Schedule of Investments for values in each security type.
(b)	As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 104.2%

Equity Funds — 85.4%
iShares Core MSCI Emerging Markets ETF	13,875	$750,638
iShares Edge MSCI Min Vol EAFE ETF	3,104	226,685
iShares Edge MSCI Min Vol Emerging Markets ETF	700	41,916
iShares Edge MSCI Min Vol USA ETF (a)	9,498	521,535
iShares Edge MSCI Multifactor International ETF	118,901	3,368,465
iShares Edge MSCI Multifactor USA ETF	218,143	7,194,356
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	209,556
iShares Global REIT ETF	61,676	1,596,792

		13,909,943

Fixed Income Funds — 15.2%
BlackRock Total Factor Fund, Class K	157,507	1,603,421
iShares Edge High Yield Defensive Bond ETF	4,000	198,520
iShares Edge Investment Grade Enhanced Bond ETF	13,930	672,540

		2,474,481

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (b)	58,511	58,511
SL Liquidity Series LLC, Money Market Series, 2.21% (b)(c)	526,663	526,716

		585,227

Total Affiliated Investment Companies — 104.2% (Cost: $14,706,508)		16,969,651
Liabilities in Excess of Other Assets — (4.2)%		(690,402)

Net Assets — 100.0%		$16,279,249

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	92,080	—	(33,569	)(b)	58,511	$58,511	$447	$—	$—
BlackRock Total Factor Fund, Class K	—	163,845	(6,338)		157,507	1,603,421	—	(421)	5,199
iShares 20+ Year Treasury Bond ETF	3,735	1,025	(4,760)		—	—	5,115	(310)	(11,717)
iShares Core MSCI Emerging Markets ETF	—	14,294	(419)		13,875	750,638	5,941	(1,943)	(53,501)
iShares Edge High Yield Defensive Bond ETF	—	4,000	—		4,000	198,520	3,852	—	(61)
iShares Edge Investment Grade Enhanced Bond ETF	—	14,350	(420)		13,930	672,540	7,372	(372)	(6,813)
iShares Edge MSCI Min Vol EAFE ETF	19,004	3,500	(19,400)		3,104	226,685	11,806	134,037	(98,640)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	700	—		700	41,916	307	—	(1,319)
iShares Edge MSCI Min Vol USA ETF	35,844	6,480	(32,826)		9,498	521,535	20,144	192,902	(143,961)
iShares Edge MSCI Multifactor International ETF	107,560	24,340	(12,999)		118,901	3,368,465	99,838	3,858	(24,905)
iShares Edge MSCI Multifactor USA ETF	209,406	37,306	(28,569)		218,143	7,194,356	87,676	33,951	456,127
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	—	—		4,870	209,556	1,568	—	20,502
iShares Edge U.S. Fixed Income Balanced Risk ETF	500	—	(500)		—	—	365	(1,233)	37
iShares Global REIT ETF	82,369	12,040	(32,733)		61,676	1,596,792	63,816	(4,295)	24,305
iShares TIPS Bond ETF	1,573	470	(2,043)		—	—	1,418	(912)	(567)

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	526,663	(c)	—	526,663	$526,716	$2,364	(d)	$(227)	$—

						$16,969,651	$312,029		$355,035	$164,686

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$13,909,943	$—	$—	$13,909,943
Fixed Income Funds(a)	2,474,481	—	—	2,474,481
Short-Term Securities	58,511	—	—	58,511

Subtotal	$16,442,935	$—	$—	$16,442,935

Investments Valued at NAV(b)				526,716

Total Investments				$16,969,651

(a)	See above Schedule of Investments for values in each security type.
(b)	As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 102.6%

Equity Funds — 91.6%
iShares Core MSCI Emerging Markets ETF	10,360	$560,476
iShares Edge MSCI Min Vol EAFE ETF	907	66,238
iShares Edge MSCI Min Vol Emerging Markets ETF	200	11,976
iShares Edge MSCI Min Vol USA ETF (a)	2,618	143,754
iShares Edge MSCI Multifactor International ETF	92,141	2,610,355
iShares Edge MSCI Multifactor USA ETF	160,899	5,306,449
iShares Edge MSCI Multifactor USA Small-Cap ETF	2,850	122,636
iShares Global REIT ETF	48,775	1,262,785

		10,084,669

Fixed Income Funds — 8.9%
BlackRock Total Factor Fund, Class K	76,198	775,693
iShares Edge High Yield Defensive Bond ETF	3,000	148,890
iShares Edge Investment Grade Enhanced Bond ETF (a)	1,200	57,936

		982,519

Short-Term Securities — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (b)	30,427	30,427
SL Liquidity Series LLC, Money Market Series, 2.21% (b)(c)	203,852	203,873

		234,300

Total Affiliated Investment Companies — 102.6% (Cost: $9,615,743)		11,301,488
Liabilities in Excess of Other Assets — (2.6)%		(289,809)

Net Assets — 100.0%		$11,011,679

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,212	—	(76,785	)(b)	30,427	$30,427	$373	$—	$—
BlackRock Total Factor Fund, Class K	—	81,456	(5,258)		76,198	775,693	—	(649)	2,841
iShares 20+ Year Treasury Bond ETF	1,142	230	(1,372)		—	—	1,404	554	(3,256)
iShares Core MSCI Emerging Markets ETF	—	11,160	(800)		10,360	560,476	4,225	(4,088)	(34,172)
iShares Edge High Yield Defensive Bond ETF	—	3,200	(200)		3,000	148,890	2,673	(61)	126
iShares Edge Investment Grade Enhanced Bond ETF	—	1,300	(100)		1,200	57,936	598	(70)	(425)
iShares Edge MSCI Min Vol EAFE ETF	8,677	1,930	(9,700)		907	66,238	4,701	84,831	(71,296)
iShares Edge MSCI Min Vol Emerging EAFE ETF	—	200	—		200	11,976	—	—	407
iShares Edge MSCI Min Vol USA ETF	9,578	3,390	(10,350)		2,618	143,754	5,012	49,443	(35,162)
iShares Edge MSCI Multifactor International ETF	125,551	21,990	(55,400)		92,141	2,610,355	99,709	204,614	(208,342)
iShares Edge MSCI Multifactor USA ETF	205,439	33,900	(78,440)		160,899	5,306,449	72,834	270,823	134,316
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,450	400	(1,000)		2,850	122,636	1,003	4,704	7,404
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	—	(350)		—	—	326	(1,054)	26
iShares Global REIT ETF	81,943	12,820	(45,988)		48,775	1,262,785	54,137	18,398	12,231
iShares TIPS Bond ETF	380	80	(460)		—	—	339	(195)	(66)

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	203,852	(c)	—	203,852	$203,873	$509	(d)	$(23)	$—

						$11,301,488	$247,843		$627,227	$(195,368)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$10,084,669	$—	$—	$10,084,669
Fixed Income Funds(a)	982,519	—	—	982,519
Short-Term Securities	30,427	—	—	30,427

Subtotal	$11,097,615	$—	$—	$11,097,615

Investments Valued at NAV(b)				203,873

Total Investments				$11,301,488

(a)	See above Schedule of Investments for values in each security type.
(b)	As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.7%

Equity Funds — 93.6%
iShares Core MSCI Emerging Markets ETF	12,236	$661,968
iShares Edge MSCI Multifactor International ETF	118,933	3,369,372
iShares Edge MSCI Multifactor USA ETF	200,387	6,608,763
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,000	129,090
iShares Global REIT ETF	62,414	1,615,898

		12,385,091

Fixed Income Funds — 6.7%
BlackRock Total Factor Fund, Class K	74,660	760,039
iShares Edge High Yield Defensive Bond ETF	2,700	134,001

		894,040

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (a)	51,311	51,311

Total Affiliated Investment Companies — 100.7% (Cost: $11,282,477)		13,330,442
Liabilities in Excess of Other Assets — (0.7)%		(93,373)

Net Assets — 100.0%		$13,237,069

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,526	—	(30,215	)(b)	51,311	$51,311	$386		$—	$—
BlackRock Total Factor Fund, Class K	—	76,331	(1,671)		74,660	760,039	—		(70)	2,608
iShares 20+ Year Treasury Bond ETF	150	60	(210)		—	—	191		(274)	45
iShares Core MSCI Emerging Markets ETF	—	12,636	(400)		12,236	661,968	5,060		(732)	(46,372)
iShares Edge High Yield Defensive Bond ETF	—	2,900	(200)		2,700	134,001	2,577		(62)	(69)
iShares Edge MSCI Min Vol EAFE ETF	3,798	1,400	(5,198)		—	—	1,499		41,056	(33,484)
iShares Edge MSCI Min Vol USA ETF	1,958	1,100	(3,058)		—	—	919		10,740	(8,936)
iShares Edge MSCI Multifactor International ETF	143,342	30,091	(54,500)		118,933	3,369,372	118,673		183,007	(192,117)
iShares Edge MSCI Multifactor USA ETF	239,115	39,572	(78,300)		200,387	6,608,763	88,705		224,095	257,180
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	750	(1,900)		3,000	129,090	1,118		9,148	1,147
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,394	—	(1,394)		—	—	1,163		(1,273)	(2,299)
iShares Global REIT ETF	92,272	20,842	(50,700)		62,414	1,615,898	65,755		8,323	26,526
SL Liquidity Series, LLC, Money Market Series	142,126	—	(142,126	)(b)	—	—	54	(c)	235	—

						$13,330,442	$286,100		$474,193	$4,229

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$12,385,091	$—	$—	$12,385,091
Fixed Income Funds(a)	894,040	—	—	894,040
Short-Term Securities	51,311	—	—	51,311

	$13,330,442	$—	$—	$13,330,442

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.6%

Equity Funds — 93.6%
iShares Core MSCI Emerging Markets ETF	3,780	$204,498
iShares Edge MSCI Multifactor International ETF	36,818	1,043,054
iShares Edge MSCI Multifactor USA ETF	61,765	2,037,010
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,000	43,030
iShares Global REIT ETF	19,447	503,483

		3,831,075

Fixed Income Funds — 6.6%
BlackRock Total Factor Fund, Class K	22,307	227,089
iShares Edge High Yield Defensive Bond ETF	845	41,937

		269,026

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (a)	17,487	17,487

Total Affiliated Investment Companies — 100.6% (Cost: $3,465,374)		4,117,588
Liabilities in Excess of Other Assets — (0.6)%		(25,699)

Net Assets — 100.0%		$4,091,889

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	40,223	—	(22,736	)(b)	17,487	$17,487	$135		$—	$—
BlackRock Total Factor Fund, Class K	—	22,906	(598)		22,307	227,089	—		(96)	685
iShares 20+ Year Treasury Bond ETF	60	—	(60)		—	—	76		(172)	17
iShares Core MSCI Emerging Markets ETF	—	3,880	(100)		3,780	204,498	1,586		(622)	(13,996)
iShares Edge High Yield Defensive Bond ETF	—	845	—		845	41,937	814		—	(13)
iShares Edge MSCI Min Vol EAFE ETF	1,307	200	(1,507)		—	—	517		14,039	(11,862)
iShares Edge MSCI Min Vol USA ETF	607	268	(875)		—	—	287		3,375	(2,859)
iShares Edge MSCI Multifactor International ETF	49,868	7,500	(20,550)		36,818	1,043,054	40,123		82,508	(80,117)
iShares Edge MSCI Multifactor USA ETF	83,201	10,494	(31,930)		61,765	2,037,010	29,159		111,363	52,934
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	100	(550)		1,000	43,030	391		3,187	1,292
iShares Edge U.S. Fixed Income Balanced Risk ETF	496	50	(546)		—	—	413		(454)	(806)
iShares Global REIT ETF	32,147	4,350	(17,050)		19,447	503,483	21,261		3,823	7,812
SL Liquidity Series, LLC, Money Market Series	40,269	—	(40,269	)(b)	—	—	255	(c)	(22)	—

						$4,117,588	$95,017		$216,929	$(46,913)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$3,831,075	$—	$—	$3,831,075
Fixed Income Funds(a)	269,026	—	—	269,026
Short-Term Securities	17,487	—	—	17,487

	$4,117,588	$—	$—	$4,117,588

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 106.9%

Equity Funds — 98.3%
iShares Core MSCI Emerging Markets ETF	1,050	$56,805
iShares Edge MSCI Multifactor International ETF	10,615	300,723
iShares Edge MSCI Multifactor USA ETF	17,682	583,152
iShares Edge MSCI Multifactor USA Small-Cap ETF	270	11,618
iShares Global REIT ETF	5,630	145,761

		1,098,059

Fixed Income Funds — 7.0%
BlackRock Total Factor Fund, Class K	6,397	65,122
iShares Edge High Yield Defensive Bond ETF	255	12,656

		77,778

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (a)	18,333	18,333

Total Affiliated Investment Companies — 106.9% (Cost: $1,102,522)		1,194,170
Liabilities in Excess of Other Assets — (6.9)%		(77,430)

Net Assets — 100.0%		$1,116,740

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,164	—	(31,831	)(b)	18,333	$18,333	$43	$—	$—
BlackRock Total Factor Fund, Class K	—	6,916	(519)		6,397	65,122	—	27	195
iShares 20+ Year Treasury Bond ETF	12	25	(37)		—	—	20	(86)	4
iShares Core MSCI Emerging Markets ETF	—	1,050	—		1,050	56,805	464	—	(4,443)
iShares Edge High Yield Defensive Bond ETF	—	255	—		255	12,656	246	—	(3)
iShares Edge MSCI Min Vol EAFE ETF	260	60	(320)		—	—	102	823	(251)
iShares Edge MSCI Min Vol USA ETF	185	40	(225)		—	—	82	405	(342)
iShares Edge MSCI Multifactor International ETF	11,295	2,440	(3,120)		10,615	300,723	9,640	1,287	(3,160)
iShares Edge MSCI Multifactor USA ETF	18,860	3,250	(4,428)		17,682	583,152	7,546	3,533	36,386
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	90	(100)		270	11,618	80	731	504
iShares Edge U.S. Fixed Income Balanced Risk ETF	112	20	(132)		—	—	107	(333)	11
iShares Global REIT ETF	7,310	1,280	(2,960)		5,630	145,761	5,609	(2,138)	3,786

						$1,194,170	$23,939	$4,249	$32,687

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$1,098,059	$—	$—	$1,098,059
Fixed Income Funds(a)	77,778	—	—	77,778
Short-Term Securities	18,333	—	—	18,333

	$1,194,170	$—	$—	$1,194,170

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 101.7%

Equity Funds — 42.8%
iShares Core MSCI Emerging Markets ETF	1,300	$70,330
iShares Edge MSCI Min Vol EAFE ETF	9,101	664,646
iShares Edge MSCI Min Vol Emerging Markets ETF	1,200	71,856
iShares Edge MSCI Min Vol USA ETF	31,003	1,702,375
iShares Edge MSCI Multifactor International ETF	23,270	659,239
iShares Edge MSCI Multifactor USA ETF	51,200	1,688,576
iShares Edge MSCI Multifactor USA Small-Cap ETF	12,800	550,784
iShares Global REIT ETF	2,240	57,994

		5,465,800

Fixed Income Funds — 58.6%
BlackRock Total Factor Fund, Class K	190,804	1,942,381
iShares Edge High Yield Defensive Bond ETF	9,500	471,485
iShares Edge Investment Grade Enhanced Bond ETF	88,100	4,253,468
iShares TIPS Bond ETF	7,397	827,280

		7,494,614

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79% (a)	40,621	40,621

Total Affiliated Investment Companies — 101.7% (Cost: $12,386,025)		13,001,035
Liabilities in Excess of Other Assets — (1.7)%		(219,220)

Net Assets — 100.0%		$12,781,815

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,307	—	(19,686	)(b)	40,621	$40,621	$341		$—	$—
BlackRock Total Factor Fund, Class K	—	204,028	(13,224)		190,804	1,942,381	—		(257)	5,838
iShares 20+ Year Treasury Bond ETF	10,598	1,625	(12,223)		—	—	13,062		14,461	(35,820)
iShares Core MSCI Emerging Markets ETF	—	1,300	—		1,300	70,330	486		—	(4,542)
iShares Edge High Yield Defensive Bond ETF	—	10,100	(600)		9,500	471,485	9,098		25	(141)
iShares Edge Investment Grade Enhanced Bond ETF	—	92,200	(4,100)		88,100	4,253,468	51,396		(4,302)	(51,168)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	1,200	—		1,200	71,856	460		—	(1,812)
iShares Edge MSCI Min Vol EAFE ETF	43,451	4,850	(39,200)		9,101	664,646	30,425		396,208	(331,299)
iShares Edge MSCI Min Vol USA ETF	60,303	7,250	(36,550)		31,003	1,702,375	36,067		233,874	(88,697)
iShares Edge MSCI Multifactor International ETF	11,450	14,920	(3,100)		23,270	659,239	14,451		8,774	(17,047)
iShares Edge MSCI Multifactor USA ETF	—	57,500	(6,300)		51,200	1,688,576	6,963		5,455	74,212
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	—	(5,200)		12,800	550,784	5,097		32,712	29,140
iShares Edge U.S. Fixed Income Balanced Risk ETF .	56,113	5,080	(61,193)		—	—	49,416		(44,736)	(108,921)
iShares Global REIT ETF	3,140	—	(900)		2,240	57,994	2,211		933	474
iShares TIPS Bond ETF	11,922	3,220	(7,745)		7,397	827,280	22,638		(2,927)	(14,232)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	1,601	(c)	(694)	—

						$13,001,035	$243,712		$639,526	$(544,015)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF        Exchange-Traded Fund

REIT       Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$5,465,800	$—	$—	$5,465,800
Fixed Income Funds(a)	7,494,614	—	—	7,494,614
Short-Term Securities	40,621	—	—	40,621

	$13,001,035	$—	$—	$13,001,035

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 20, 2018